SHORT-TERM CONVERTIBLE NOTES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended			111 Months Ended	1 Months Ended
	Apr. 04, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jan. 02, 2013 Subsequent Event [Member]
Short-term Debt [Line Items]
Proceeds from issuance of convertible notes and warrants, net	$ 1,100			$ 0	$ 890	$ 0	$ 890
Warrants Issued During Period, Number Of Warrants (in shares)	643,274
Warrants Issued During Period, Value	1,000
Debt and Stock Issuance Costs	110			110
Warrants Exercisable Term					5 years
Description Of Warrants				as defined in the Warrants and which includes, without limitation, entering into a merger or consolidation with another entity, selling all or substantially all of the assets, or a person acquiring 50% of the Companys voting shares
Warrants Outstanding To Anti Dilution Adjustments (in shares)				1,929,824
Fair Value Of Detachable Warrant	750			424	402		424
Debt Instrument, Convertible, Beneficial Conversion Feature					250
Repayments of Convertible Debt		0	1,100	1,100			1,100	1,100
Debt Instrument, Convertible, Conversion Price	$ 1.71
Warrants Exercise Price Amended				$ 0.57
Change In Fair Value Of Detachable Warrant				22
Amortization Of Debt Discount (Premium)				$ 202	$ 898	$ 0